Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives
Schedule of balance sheet impact of derivative instruments outstanding

		Derivative
Consolidated Balance Sheets Location	Notional	Fair Value	Total
December 31, 2024
Prepayments and other current assets (1)	92	161	253
Cryptocurrency receivable	46,856	22,726	69,582
Accounts payable (1)	2,528	67	2,595
Accrued liabilities and other current liabilities (1)	5,995	1,568	7,563
Long-term loans (1)	14,015	(16)	13,999
December 31, 2023
Prepayments and other current assets	92	21	113
Accrued liabilities and other current liabilities (1)	4,503	2,682	7,185
(1)	Represents the portion of the Consolidated Balance Sheet line item that is denominated in cryptocurrency.

Schedule of gains and losses on derivative instruments

	For the year ended
	December 31,
	2023*	2024
Prepayments and other current assets	21	140
Cryptocurrency receivable	—	22,726
Accounts Payable	—	(629)
Accrued liabilities and other current liabilities	(2,643)	(4,647)
Long-term loans	—	16
Total	(2,622)	17,606

*For the year ended December 31, 2023, changes in fair value were recorded in other income, net in the Consolidated Statements of Comprehensive Income (Loss).